Vessels and other fixed assets, net and Advances for vessels under construction - Vessels under construction (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Property, Plant and Equipment [Abstract]
Balance, December 31, 2024	$ 27,526
- Capitalized expenses	827
- Capitalized interest and finance costs	736
Balance, June 30, 2025	$ 29,089